Consolidated Statements of Stockholders' Equity (USD $) In Millions	Total	Successor	Predecessor	Ordinary Shares Successor	Ordinary Shares Predecessor	Treasury Stock Successor	Treasury Stock Predecessor	Additional Paid in Capital Successor	Additional Paid in Capital Predecessor	Retained Earnings (Deficit) Successor	Retained Earnings (Deficit) Predecessor	Accumulated Other Comprehensive Income (Loss) Successor	Accumulated Other Comprehensive Income (Loss) Predecessor	Total Stockholders' Equity (Deficit) Successor	Total Stockholders' Equity (Deficit) Predecessor	Non-controlling Interests Successor	Non-controlling Interests Predecessor
Beginning balance at Dec. 31, 2009					$ 60		$ 0		$ 563		$ (9,313)		$ (286)		$ (8,976)		$ 129
Net income (loss)			8,504		0		0		0		8,564		0		8,564		(60)
Other comprehensive income			4		0		0		0		0		4		4		0
Net distributions to non-controlling interests					0		0		0		0		0		0		(15)
Fresh-start reporting adjustments: Elimination of predecessor common stock, capital surplus and accumulated earnings					(60)		0		(563)		749		0		126		0
Fresh-start reporting adjustments: Elimination of predecessor accumulated other comprehensive loss					0		0		0		0		282		282		0
Ending balance at Apr. 30, 2010				0	60	0	0	0	563	0	(749)	0	(282)	0	(408)	54	54
Net income (loss)		1,580		0		0		0		1,587		0		1,587		(7)
Other comprehensive income		81		0		0		0		0		81		81		0
Issuance of class A and class B ordinary shares				30		0		9,815		0		0		9,845		0
Share-based compensation				0		0		22		0		0		22		0
Contributions from non-controllng interests				0		0		0		0		0		0		14
Ending balance at Dec. 31, 2010				30		0		9,837		1,587		81		11,535		61
Net income (loss)		2,140		0		0		0		2,147		0		2,147		(7)
Other comprehensive income		(508)		0		0		0		0		(508)		(508)		0
Warrants exercised				1		0		402		0		0		403		0
Shares purchased				0		(133)		0		0		0		(133)		0
Share-based compensation				0		9		33		0		0		42		0
Special cash dividend				0		0		0		(2,580)		0		(2,580)		0
Cash dividends				0		0		0		(313)		0		(313)		0
Ending balance at Dec. 31, 2011				31		(124)		10,272		841		(427)		10,593		54
Net income (loss)		2,834		0		0		0		2,848		0		2,848		(14)
Other comprehensive income		16		0		0		0		0		16		16		0
Warrants exercised				0		0		43		0		0		43		0
Shares purchased				0		(13)		0		0		0		(13)		0
Share-based compensation				0		31		36		0		0		67		0
Special cash dividend				0		0		0		(1,582)		0		(1,582)		0
Cash dividends				0		0		0		(833)		0		(833)		0
Ending balance at Dec. 31, 2012				$ 31		$ (106)		$ 10,351		$ 1,274		$ (411)		$ 11,139		$ 40